UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Orchard Hill Capital Partners LP
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Address:    200 Riverside Blvd.
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            Apt. 24C
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            New York, N.Y. 10069
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Form 13F File Number:      028-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc Fussteig
           --------------------------------------------------
Title:       Managing Member of General Partner
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Phone:       917-544-8885
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Signature, Place, and Date of Signing:

/s/ MARC FUSSTEIG                     New York, N.Y.         March 17, 2011
-----------------------------      -------------------      ----------------
[Signature]                            [City, State]             [Date]

Report Type (Check only one.):

[ X  ]  13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
THE SECURITIES INCLUDED IN THIS 13F FILING QUARTERLY REPORT HAD BEEN INCLUDED ON THE 13F FILING QUARTERLY REPORT OF SWISS RE FINANCIAL PRODUCTS CORPORATION ("SWISS RE"). SWISS RE HAS AMENDED ITS 13F FILING QUARTERLY REPORT FOR THIS QUARTERLY PERIOD, AND THEIR REPORT NO LONGER CONTAINS THE SECURITIES INCLUDED HEREIN. AS A RESULT, ORCHARD HILL CAPITAL PARTNERS LP IS FILING THIS 13F FILING QUARTERLY REPORT TO REFLECT THE POSITIONS IT MANAGED THAT ARE NO LONGER BEING INCLUDED IN SWISS RE'S 13F FILING QUARTERLY REPORT.

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          12
                                               -------------

Form 13F Information Table Value Total:         $ 110,429
                                               -------------
                                                (thousands)


List of Other Included Managers:


NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- --------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
----------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
AMGEN INC                     COM             031162100    9,436    157,686 SH       SOLE       0      157,686  0         0
C&D TECHNOLOGIES INC          NOTE 5.500%11/1 124661AC3    4,217  5,400,000 PRN      SOLE       0            0  0 5,400,000
ENERGY CONVERSION DEVICES INC COM             292659109      503     64,300 SH       SOLE       0       64,300  0         0
EVERGREEN SOLAR INC           NOTE 4.000% 7/1 30033RAC2    3,869  7,550,000 PRN      SOLE       0            0  0 7,550,000
GILEAD SCIENCES INC           COM             375558103   16,656    366,296 SH       SOLE       0      366,296  0         0
GREAT ATLANTIC & PAC TEA INC  COM             390064103    1,522    198,413 SH       SOLE       0      198,413  0         0
MASTERCARD INC                COM             57636Q104    3,848     15,150 SH       SOLE       0       15,150  0         0
NABORS INDUSTRIES LTD         SHS             G6359F103    5,889    300,000 SH       SOLE       0      300,000  0         0
SYMANTEC CORP                 COM             871503108   13,668    807,326 SH       SOLE       0      807,326  0         0